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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Tallgrass MLP Fund I, L.P.
                 -------------------------------
   Address:      6640 W. 143rd Street, Suite 200
                 -------------------------------
                 Overland Park, Kansas 66223
                 -------------------------------

Form 13F File Number: 28-13797
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David G. Dehaemers, Jr.
         -------------------------------
Title:   President
         -------------------------------
Phone:   (913) 928-6005
         -------------------------------

Signature, Place, and Date of Signing:

    /S/David G. Dehaemers, Jr.       Overland Park, Kansas    February 4, 2011
  -------------------------------    ---------------------    ----------------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 13
                                        --------------------

Form 13F Information Table Value Total: $265,778
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-13796                     MLP Opportunity Fund GP, L.L.C.
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE

         COLUMN                COLUMN        COLUMN   COLUMN         COLUMN           COLUMN      COLUMN            COLUMN
            1                     2             3        4              5                6           7                 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE    SHRARES/  SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x1000)   PRN AMT   PRN  CALL   DSCRETN     MANAGERS    SOLE     SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
EL PASO PIPELINE PARTNERS
 L P                      COM UNIT LPI     283702108   26,653   796,800  SH           DEFINED        1       796,800    0      0
ENERGY TRANSFER EQUITY
 L P                      COM UT LTD PTN   29273V100   20,879   534,400  SH           DEFINED        1       534,400    0      0
ENERGY TRANSFER PRTNRS
 L P                      UNIT LTD PARTN   29273R109    5,234   101,000  SH           DEFINED        1       101,000    0      0
ENTERPRISE PRODS PARTNERS
 L P                      COM              293792107   44,441 1,068,050  SH           DEFINED        1     1,068,050    0      0
INERGY L P                UNIT LTD PTNR    456615103   34,047   867,663  SH           DEFINED        1       867,663    0      0
K SEA TRANSN  PARTNERS LP COM              48268Y101    3,218   663,429  SH           DEFINED        1       663,429    0      0
KINDER MORGAN ENERGY
 PARTNERS LP              UT LTD PARTNER   494550106    9,485   135,000  SH           DEFINED        1       135,000    0      0
KINDER MORGAN MANAGEMENT
 LLC                      SHS              49455U100   43,226   646,320  SH           DEFINED        1       646,320    0      0
MAGELLAN MIDSTREAM PRTNRS
 LP                       COM UNIT RP LP   559080106   10,322   182,690  SH           DEFINED        1       182,690    0      0
ONEOK PARTNERS LP         UNIT LTD PARTN   68268N103   26,203   329,600  SH           DEFINED        1       329,600    0      0
PAA NATURAL GAS STORAGE
 LP                       COM UNIT LTD     693139107    5,514   221,200  SH           DEFINED        1       221,200    0      0
PLAINS ALL AMERN PIPELINE
 LP                       UNIT LTD PARTN   726503105   32,111   511,400  SH           DEFINED        1       511,400    0      0
TARGA RESOURCES PARTNERS
 LP                       COM UNIT         87611X105    4,445   130,890  SH           DEFINED        1       130,890    0      0